Segment disclosures - revenue based on customer location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 463	$ 418
United States
Disclosure of geographical areas [line items]
Revenue	345	300
China
Disclosure of geographical areas [line items]
Revenue	$ 118	$ 118